Columbia Capital Allocation Conservative Portfolio
Summary of Columbia Capital Allocation Conservative Portfolio
Investment Objective
Columbia Capital Allocation Conservative Portfolio (Conservative Portfolio or the Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 59 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Capital Allocation Conservative Portfolio	Class A		Class B		Class C		Class K	Class R	Class R4	Class R5	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.75%		none		none		none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Capital Allocation Conservative Portfolio		Class A	Class B	Class C	Class K	Class R	Class R4	Class R5	Class Y	Class Z
Management fees	[1]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	none	none
Other expenses	[2]	0.22%	0.22%	0.22%	0.38%	0.22%	0.22%	0.13%	0.08%	0.22%
Acquired fund fees and expenses		0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Total annual Fund operating expenses	[3]	1.06%	1.81%	1.81%	0.97%	1.31%	0.81%	0.72%	0.67%	0.81%
[1]	Management fees have been restated to reflect contractual changes to the investment management fee rates.
[2]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5 and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than "Net Expenses" shown in the Financial Highlights section of this prospectus because "Net Expenses" do not include acquired fund fees and expenses.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Capital Allocation Conservative Portfolio (USD $)	1 year	3 years	5 years	10 years
Class A	578	796	1,032	1,708
Class B	684	869	1,180	1,930
Class C	284	569	980	2,127
Class K	99	309	536	1,190
Class R	133	415	718	1,579
Class R4	83	259	450	1,002
Class R5	74	230	401	894
Class Y	68	214	373	835
Class Z	83	259	450	1,002

Expense Example, No Redemption Columbia Capital Allocation Conservative Portfolio (USD $)	1 year	3 years	5 years	10 years
Class A	578	796	1,032	1,708
Class B	184	569	980	1,930
Class C	184	569	980	2,127
Class K	99	309	536	1,190
Class R	133	415	718	1,579
Class R4	83	259	450	1,002
Class R5	74	230	401	894
Class Y	68	214	373	835
Class Z	83	259	450	1,002

Portfolio Turnover
The Fund and underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund can invest up to 90% of its net assets in fixed income securities.

The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal circumstances, the Fund emphasizes investments in Underlying Funds categorized as fixed income, which can include those that invest in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large-, mid- and small-cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure and natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). By investing in a combination of Underlying Funds and other securities described in the 20% Sleeve, the Fund seeks to minimize the risks typically associated with investing in a traditional mutual fund.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each, an asset class category and collectively, the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):
Asset Class Exposures
	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
Conservative Portfolio	0–40%*	50–90%*	0–40%*	0–40%*

*	As a percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause a Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of a Fund’s Board of Trustees (the Board).

The Fund may be most appropriate for investors with a shorter-term investment horizon.
Principal Risks
An investment in the Fund involves risk, including specific risks relating to the investment in the Fund based on its investment process and its "fund-of-funds" structure, as well as specific risks related to the underlying funds in which it invests, including among others, those described below. More information about underlying funds, including their principal risks, is available in their prospectuses. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.

Fund-of-Funds Risk. Determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated funds over unaffiliated funds for investment by the Fund, and may also face potential conflicts of interest in selecting affiliated funds, because the fees the Investment Manager receives from some underlying funds may be higher than the fees paid by other underlying funds.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund’s performance. Actions by governments and central banking authorities can impact interest rates, including to increase such rates. Such actions may negatively affect the value of fixed income securities held by the Fund resulting in a negative impact on the Fund's performance and NAV.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Any share class that does not have available performance would have annual returns substantially similar to those of Class A shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of March 31, 2014: 1.48%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 7.55% Worst 4th Quarter 2008 -5.93%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
Average Annual Total Returns Columbia Capital Allocation Conservative Portfolio	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class A	Mar. 04, 2004	(0.73%)	6.89%	4.15%
Class A returns after taxes on distributions	Mar. 04, 2004	(2.53%)	5.64%	2.87%
Class A returns after taxes on distributions and sale of Fund shares	Mar. 04, 2004	0.30%	5.10%	2.89%
Class B	Mar. 04, 2004	(1.51%)	6.81%	3.87%
Class C	Mar. 04, 2004	2.43%	7.12%	3.88%
Class K	Mar. 04, 2004	4.44%	8.03%	4.84%
Class R	Sep. 27, 2010	4.02%	7.70%	4.45%
Class R4	Jun. 13, 2013	4.39%	7.96%	4.68%
Class R5	Jun. 13, 2013	4.47%	7.97%	4.69%
Class Y	Jun. 13, 2013	4.41%	7.96%	4.68%
Class Z	Sep. 27, 2010	4.51%	8.10%	4.75%
Blended Index (consists of 66% Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Barclays High Yield Corporate Bond Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Blended Index but reflects no deductions for fees, expenses or other taxes for the other indices portion of the blend)		4.53%	7.25%	5.13%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		(2.02%)	4.44%	4.44%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		33.55%	18.71%	7.54%
[1]	As of February 29, 2004.